Basic and Diluted Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2026
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Six months ended June 30,
	2025	2026
	Unaudited
Numerator:
Net loss	$18,805	68,752
Denominator:
Weighted-average shares used in computing net loss per Ordinary share, basic and diluted	75,452,040	90,330,053

Net loss per Ordinary share, basic and diluted	$0.25	$0.76